Gains (losses) from operating activities in the statement of income, included according to their nature (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue From Products and Services [Abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
The Group generates revenues from the sale of goods (which are recognized at one point in time) and from the provision of services (which are recognized over time) and are distributed among the following geographical areas and main product and service lines.

(a)	Geographic areas:

For the year ended December 31, 2019
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	109,975	1,064	599	27,371	39,512	33,336	211,857
Latin America and the Caribbean	78,872	7,972	3,593	64,868	6,354	269	161,928
Europe	149,992	123,525	76,250	27,973	15,289	735	393,764
North America	243,399	90,070	45,810	43,312	27,798	883	451,272
Asia and others	141,682	148,389	379,462	48,627	5,922	752	724,834
Total	723,920	371,020	505,714	212,151	94,875	35,975	1,943,655

For the year ended December 31, 2018
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	111,595	1,052	700	25,593	4,575	45,834	189,349
Latin America and the Caribbean	77,737	6,389	3,598	80,192	12,098	177	180,191
Europe	200,229	112,080	103,430	46,068	17,384	473	479,664
North America	240,995	83,587	68,254	50,685	27,347	647	471,515
Asia and others	151,195	121,864	558,819	64,936	46,863	1,407	945,084
Total	781,751	324,972	734,801	267,474	108,267	48,538	2,265,803

For the year ended December 31, 2017
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	91,243	1,054	802	20,001	2,522	45,942	161,564
Latin America and the Caribbean	71,335	5,756	3,109	142,610	9,180	155	232,145
Europe	177,997	81,557	88,443	72,405	28,346	305	449,053
North America	235,963	67,491	42,918	69,105	25,824	553	441,854
Asia and others	120,713	96,265	509,301	75,205	69,706	1,517	872,707
Total	697,251	252,123	644,573	379,326	135,578	48,472	2,157,323

Disclosure Of Revenue By Products Text Block [Text Block]
(b)	Main product and service lines:

	For the period from January to December of the year
Products and Services	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Specialty plant nutrition	723,920	781,751	697,251
- Sodium Nitrates	20,679	17,688	18,555
- Potassium nitrate and sodium potassium nitrate	457,477	527,945	474,451
- Specialty Blends	153,739	145,511	121,263
- Other specialty fertilizers	92,025	90,607	82,982
Iodine and derivatives	371,020	324,972	252,123
Lithium and derivatives	505,714	734,801	644,573
Potassium	212,151	267,474	379,326
Industrial chemicals	94,875	108,267	135,578
Other	35,975	48,538	48,472
- Services	3,410	4,017	3,795
- Income from leasing properties	1,438	1,474	71
- Income from subleases on right-of-use assets	261	-	-
- Commodities	16,176	18,581	11,822
- Other ordinary income from Commercial Offices	14,690	24,466	32,784
Total	1,943,655	2,265,803	2,157,323

Disclosure of cost of sales [text block]
24.2

Cost of sales

Cost of sales broken down by nature of expense

	For the period from January to December of the year
Cost of sales	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Raw materials and consumables used	(271,912)	(260,869)	(227,617)
Classes of employee benefit expenses	(178,493)	(203,571)	(172,158)
Depreciation expense	(188,157)	(212,641)	(232,365)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(5,450)	-	-
Amortization expense	(5,102)	(6,376)	(7,490)
Investment plan expenses	(18,367)	(11,860)	(14,796)
Provision for site closure	(911)	(2,045)	(2,960)
Provision for materials, spare parts and supplies	(7,500)	1,721	1,746
Contractors	(123,096)	(120,923)	(118,610)
Operating leases	(47,007)	(37,245)	(36,333)
Mining concessions	(7,856)	(8,168)	(7,802)
Operations transport	(56,376)	(64,352)	(69,051)
Freight and product transport costs	(46,264)	(51,387)	(55,383)
Purchase of products from third parties	(189,583)	(182,695)	(184,226)
Insurance	(16,968)	(11,923)	(10,255)
CORFO rights	(143,861)	(182,954)	(46,274)
Export costs	(97,103)	(107,418)	(86,831)
Expenses related to variable payment leases (contracts under IFRS 16)	(1,096)	-	-
Variation in inventory	52,557	20,597	(76,009)
Variation in inventory provision	17,107	(8,997)	(14,989)
Other expenses, by nature	(48,165)	(34,525)	(33,419)
Total	(1,383,603)	(1,485,631)	(1,394,822)

Disclosure of detailed information about other income [Text Block]
24.3

Other income

Other income	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	676	705	345
Fines charged to suppliers	483	698	199
Taxes recovered	457	996	1,278
Amounts recovered from insurance	492	443	154
Overestimate of provisions for third-party obligations	983	375	586
Other operating income	2,422	1,536	4,543
Options on mining claims	5,298	16,095	2,607
Easements, pipelines and roads	7,204	10,806	4,656
Reimbursement mining licenses and notary expenses	203	394	1,196
Shares obtained in junior mining companies through options	-	-	2,263
Total	18,218	32,048	17,827

Description of detailed information about employee benefits by nature of expenses [Text Block]
24.4

Administrative expenses

Administrative expenses	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Remuneration and benefits to employees	(60,255)	(63,880)	(51,761)
Marketing costs	(3,911)	(3,078)	(2,539)
Amortization expenses	(5)	(15)	(8)
Entertainment expenses	(5,783)	(4,805)	(4,781)
Advisory services	(13,862)	(12,848)	(14,348)
Leases	(3,653)	(4,556)	(4,097)
Insurance	(2,553)	(1,758)	(1,767)
Office expenses	(7,327)	(8,165)	(5,357)
Contractors	(4,874)	(5,730)	(4,805)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(2,501)	-	-
Other expenses, by nature	(12,456)	(13,291)	(11,708)
Total	(117,180)	(118,126)	(101,171)

Disclosure of detailed information about expenses by function [Text Block]
24.5

Other expenses by function

	For the period from January to December of the year
Other expenses by function	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Depreciation and amortization expense
Depreciation of assets not in use	(136)	(59)	(90)
Subtotal	(136)	(59)	(90)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Property, plant and equipment	(49)	(1,390)	-
Intangible assets other than goodwill	(913)	(1,736)	-
Goodwill	(140)	(3,254)	-
Non-current assets and disowned groups held for sale	(607)	-	-
Subtotal	(1,709)	(6,380)	-
Other expenses, by nature
Legal expenses	(9,277)	(15,139)	(25,176)
VAT and other unrecoverable taxes	(613)	(1,187)	(1,295)
Fines paid	(145)	(965)	(1,112)
Investment plan expenses	(1,694)	(7,555)	(10,006)
Non-metallic exploration expenses	(5,537)	(5,864)	-
Donations	(5,026)	(4,502)	(5,527)
Reorganization of related businesses	-	6,000	(6,000)
Other operating expenses	(1,858)	(1,256)	(4,394)
Subtotal	(24,150)	(30,468)	(53,510)
Total	(25,995)	(36,907)	(53,600)

Disclosure of detailed information about other income expenses [Text Block]
24.6

Other gains (losses)

	For the period from January to December of the year
Other income (expenses)	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Adjustment relating to previous year application of equity method to investments	(984)	(664)	500
Impairment of interests in joint ventures (1)	631	(8,802)	-
Sales of investments in associates	-	(759)	-
Sales of investments in joint ventures	-	14,507	-
Others	(30)	2,122	43
Total	(383)	6,404	543

Disclosure Of Impairment Losses And Reversal Of Impairment Losses [Table Text Block]
24.7

Net impairment (losses)gains on reversal of financial assets

Net impairment (losses)of gains and on reversal of impairment financial assets losses	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
(Impairment loss)/ gain on reversal of financial assets	(1,057)	2,967	(8,038)
Totals	(1,057)	2,967	(8,038)

Disclosure of detailed information about expenses by nature [Text Block]
24.8

Summary of expenses by nature

	For the period from January to December of the year
Expenses by nature	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Raw materials and consumables	(271,912)	(260,869)	(227,617)
Classes of Employee Benefit Expenses	(238,748)	(267,451)	(223,919)
Depreciation and amortization expense
Depreciation expense	(188,293)	(212,700)	(232,455)
Depreciation of Right-of-use Assets (IFRS 16)	(7,951)	-	-
Property, plant and equipment	(49)	(1,390)	-
Goodwill	(140)	(3,254)	-
Non-current assets and disowned groups held for sale	(607)	-	-
Amortization expense	(6,020)	(8,127)	(7,498)
Legal expenses	(9,277)	(15,139)	(25,176)
Investment plan expenses	(20,061)	(19,415)	(19,480)
Non-metallic exploration expenses	(5,537)	(5,864)	(5,322)
Provision for site closure	(911)	(2,045)	(2,960)
Provision for materials, spare parts and supplies	(7,500)	1,721	1,746
Contractors	(127,970)	(126,653)	(123,415)
Leases	(50,660)	(41,801)	(40,430)
Mining concessions	(7,856)	(8,168)	(7,802)
Operation transport	(56,376)	(64,352)	(69,051)
Freight and product transport costs	(46,264)	(51,387)	(55,383)
Purchase of products from third parties	(189,583)	(182,695)	(184,226)
CORFO rights	(143,861)	(182,954)	(46,274)
Export costs	(97,103)	(107,418)	(86,831)
Expenses related to Variable Parts Leases (IFRS 16)	(1,096)	-	-
Insurance	(19,521)	(13,681)	(12,022)
Restructuring of joint ventures.	-	6,000	(6,000)
Consultant and advisor services	(13,862)	(12,848)	(14,348)
Variation in inventory	52,557	20,597	(76,009)
Variation in provision on product inventory	17,107	(8,997)	(14,989)
Other expenses, by nature	(85,284)	(71,774)	(70,133)
Total	(1,526,778)	(1,640,664)	(1,549,594)

Disclosure of interest expense [text block]
24.9

Finance expenses

	For the period from January to December of the year
Financial costs	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Interest expense from bank borrowings and overdrafts	(2,133)	(1,707)	(1,650)
Interest expense from bonds	(72,983)	(55,887)	(49,373)
Interest expense from loans	(2,682)	(3,093)	(2,002)
Capitalized interest expenses	7,841	5,021	4,382
Financial expenses related to rehabilitation provisions	(4,417)	(960)	-
Lease interest	(1,535)	-	-
Other finance costs	(1,030)	(1,181)	(1,481)
Total	(76,939)	(57,807)	(50,124)